PREPAID EXPENSES (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Prepayments and accrued income including contract assets [abstract]
Beginning balance	R$ 1,433,893	R$ 766,730
Additions	1,255,877	1,165,051
Write-offs (amortizations)	(703,006)	(578,671)
Business combination - Garliava (Nota 1.c.3)		80,783
Ending balance	R$ 1,986,764	R$ 1,433,893